Stockholders' Equity (Details) - USD ($)				1 Months Ended										3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 17, 2022	Dec. 08, 2021	Aug. 04, 2021	Dec. 31, 2022	Dec. 20, 2022	Sep. 30, 2022	Jul. 31, 2022	May 19, 2022	Sep. 30, 2021	Aug. 23, 2021	Feb. 26, 2021	Feb. 19, 2021	Oct. 17, 2017	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 15, 2022	Nov. 06, 2020
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001												$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized (in Shares)				5,000,000												5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001												$ 0.0001	$ 0.0001
Common stock shares authorized (in Shares)				100,000,000												100,000,000	100,000,000
Warrants exercise price (in Dollars per share)				$ 100						$ 150						$ 100
Warrants term				5 years						5 years						5 years
Placement agent fees and offering expenses				$ 968,930												$ 968,930
Allocated to common stock																364,812
Allocated to warrant liabilities																$ 604,118
Purchasers aggregate amount																	$ 174,993
Maximum purchase aggregate amount																	583,310
Incurred damages																	524,979
Aggregate accrued interest														$ 105,850
Price per share (in Dollars per share)														$ 54.6
Cash payment													$ 275,000
Restricted shares, issued (in Shares)													11,250
Grant date value								$ 261,704					$ 1,973,250
Accounts payable													1,750,000
Gain (loss) on settlement of liabilities													$ 223,250
Placement agent fees and offering expenses										$ 1,120,000
Stated value															$ 7,500
Aggregate shares (in Shares)	175,000				215,000											600
Warrants exercise price (in Shares)	0.0001															81
Warrant shares (in Shares)																1,499,286
Warrants exercised																$ 263
Unrecognized stock based compensation expense				$ 48,600												$ 48,600	$ 4,202,495
Restricted stock shares (in Shares)																26,325
Special voting shares (in Shares)																	73,224
Granted options			10 years								10 years
Purchase of aggregate shares (in Shares)		33,750	21,800					5,700			79,000
Options exercisable (in Dollars per share)		$ 79	$ 151.2					$ 27.2			$ 88.6
Vest rate percentage											20.00%
Grant rate percentage											80.00%
Aggregate grant date value		$ 2,077,953	$ 2,180,375					$ 115,936			$ 4,810,527
Weighted average remaining vesting period		4 years	4 years					10 years									2 years 2 months 8 days
Shares grant dated value (in Shares)								6,707
Grant value								$ 13,500
Stock based compensation expense																$ 2,607,501	$ 2,852,309
Bid price (in Dollars per share)						$ 1
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)										$ 120		$ 91
Aggregate shares (in Shares)												128,200
Aggregate gross proceeds										$ 15,000,000		$ 11,700,000
Offering expenses										$ 13,900,000		$ 10,700,000
Aggregate shares of common stock (in Shares)										125,000
Purchase of aggregate shares (in Shares)								13,500
Aggregate grant date value								$ 130,000
Bid price (in Dollars per share)						$ 1
Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate shares (in Shares)												128,200
Allocated to warrant liabilities																$ 604,118
Warrants shares (in Shares)										125,000
Omnibus Incentive Plan [Member]
Stockholders' Equity (Details) [Line Items]
Purchase of aggregate shares (in Shares)								6,707
Options exercisable (in Dollars per share)								$ 27.2
Weighted average remaining vesting period								10 years
PIPE [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Beneficial ownership interest				4.99%						4.99%						4.99%
PIPE [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Beneficial ownership interest				9.99%						9.99%						9.99%
Series A Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock shares authorized (in Shares)																			5,000,000
Preferred stock, par value (in Dollars per share)																			$ 0.0001
Shares issued (in Shares)				14,026												14,026
Net of preferred stock																$ 331,591
Class A preferred stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock shares authorized (in Shares)				1												1	1
Preferred shares issued (in Shares)				1												1	1		1,000,000
Designated shares (in Shares)																			1
Voting share (in Shares)																			1
Board of Directors [Member]
Stockholders' Equity (Details) [Line Items]
Granted options								1 year
Bridge Note Conversions [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate principal amount														$ 365,750
Aggregate accrued interest														$ 66,633
Aggregate shares of common stock (in Shares)														7,920
Convertible Notes Payable [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate principal amount														$ 1,234,333
Aggregate shares of common stock (in Shares)														23,357
Convertible Notes Payable [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Conversion price (in Dollars per share)														$ 49
Convertible Notes Payable [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Conversion price (in Dollars per share)														$ 65.8
Convertible Notes Payable [Member] | Related Party Loans [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate principal amount									$ 693,371
Aggregate accrued interest									$ 157,741
Aggregate shares of common stock (in Shares)									7,093
Conversion price per share (in Dollars per share)									$ 120						$ 120
Purchase of warrants (in Shares)															1,250
Common Stock Issued for Services [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate shares (in Shares)																	15,878
Aggregate issuance date fair value																	$ 1,785,366
July 2022 Common Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants term							5 years
Aggregate shares (in Shares)	131,604
Beneficially own excess, percent							4.99%
Exercise price per share (in Dollars per share)							$ 21.2
December 2022 Common Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants term				5 years												5 years
Aggregate shares (in Shares)	306,604				2,571,429
Beneficially own excess, percent				4.99%
Exercise price per share (in Dollars per share)				$ 3.5												$ 3.5
July Twenty Two Pre Funded Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants exercise price (in Shares)	21.2
Gross proceeds	$ 6,499,737
Beneficially own excess, percent	9.99%
December Twenty Two Pre Funded Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Aggregate shares (in Shares)					1,499,286
Warrants exercise price (in Shares)				0.0001
Beneficially own excess, percent				4.99%
Warrant shares (in Shares)																131,604
Warrants exercised																$ 150
December Twenty Two Offering [Member]
Stockholders' Equity (Details) [Line Items]
Warrants exercise price (in Shares)					3.5
Gross proceeds					$ 6,000,000